Employee benefits	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Employee benefits
35.	Employee benefits

Defined Benefit Plan

Pension and post retirement medical plans

The following table sets out the funded and unfunded status and the amounts recognized in the financial statements for the pension and the post retirement medical plans in respect of Tata Motors, its Indian subsidiaries and joint operations:

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2019		2019		2018		2019		2019		2018
	(In millions)
Change in defined benefit obligations :
Defined benefit obligation, beginning of the year	US$	148.2	Rs.	10,247.9	Rs.	9,807.6	US$	22.3	Rs.	1,540.5	Rs.	1,838.6
Current service cost		10.8		746.3		722.5		1.2		80.4		102.0
Interest cost		10.9		757.0		687.6		1.7		115.1		130.6
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		(0.2)		(11.9)		(160.3)		—		—		(114.0)
Actuarial (gains) / losses arising from changes in financial assumptions		2.1		141.9		228.8		1.2		81.1		(27.0)
Actuarial (gains) / losses arising from changes in experience adjustments		8.6		592.7		105.0		(2.2)		(150.3)		(289.6)
Benefits paid from plan assets		(10.3)		(713.1)		(1,168.5)		—		—		—
Benefits paid directly by employer		(0.8)		(58.2)		(59.8)		(1.4)		(94.2)		(100.1)
Past service cost plan amendment		0.1		3.9		85.0		(0.3)		(19.9)		—
Acquisition/(Divestment)		(0.3)		(23.9)		—		(0.3)		(18.7)		—

Defined benefit obligation, end of the year	US$	169.1	Rs.	11,682.6	Rs.	10,247.9	US$	22.2	Rs.	1,534.0	Rs.	1,540.5

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	131.1	Rs.	9,060.4	Rs.	8,417.8	US$	—	Rs.	—	Rs.	—
Interest income		10.4		716.0		633.3		—		—		—
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest cost)		0.4		27.0		(26.9)		—		—		—
Employer’s contributions		17.0		1,172.6		1,204.7		—		—		—
Benefits paid		(10.3)		(713.1)		(1,168.5)		—		—		—
Acquisition/(Divestment)		(0.2)		(12.5)		—

Fair value of plan assets, end of the year	US$	148.4	Rs.	10,250.4	Rs.	9,060.4	US$	—	Rs.	—	Rs.	—

	As at March 31,
	Pension benefits						Post retirement medical benefits
	2019		2019		2018		2019		2019		2018
	(In millions)
Amount recognized in the balance sheet consists of:
Present value of defined benefit obligation	US$	169.1	Rs.	11,682.6	Rs.	10,247.9	US$	22.2	Rs.	1,534.0	Rs.	1,540.5
Fair value of plan assets		148.4		10,250.4		9,060.4		—		—		—

Net liability	US$	(20.7)	Rs.	(1,432.2)	Rs.	(1,187.5)	US$	(22.2)	Rs.	(1,534.0)	Rs.	(1,540.5)

Amounts in the balance sheet:
Non–current assets	US$	0.2	Rs.	16.4		15.7	US$	—	Rs.	—	Rs.	—
Non–current liabilities		(20.9)		(1,448.6)		(1,069.8)		(22.2)		(1,534.0)		(1,420.1)
Liabilities for assets classified as held for sale		—		—		(133.4)		—		—		(120.4)

Net liability	US$	(20.7)	Rs.	(1,432.2)	Rs.	(1,187.5)	US$	(22.2)	Rs.	(1,534.0)	Rs.	(1,540.5)

Total amount recognized in other comprehensive income consists of:

	As at March 31,
	Pension benefits					Post retirement medical benefits
	2019		2019	2018	2017	2019		2019	2018	2017
	(In millions)
Remeasurements (gains) / losses	US$	44.4	Rs. 3,068.2	Rs. 2,372.5	Rs. 2,172.1	US$	(1.7)	Rs. (120.9)	Rs. (51.7)	Rs. 378.9

	US$	44.4	Rs. 3,068.2	Rs. 2,372.5	Rs. 2,172.1	US$	(1.7)	Rs. (120.9)	Rs. (51.7)	Rs. 378.9

Information for funded plans with a defined benefit obligation in excess of plan assets:

	As at March 31,
	Pension benefits
	2019		2019	2018
	(In millions)
Defined benefit obligation	US$	142.2	Rs. 9,837.0	Rs. 1,410.8
Fair value of plan assets	US$	139.0	Rs. 9,612.3	Rs. 1,262.9

Information for funded plans with a defined benefit obligation less than plan assets:

	As at March 31,
	Pension benefits
	2019		2019	2018
	(In millions)
Defined benefit obligation	US$	9.0	Rs. 621.7	Rs. 7,781.8
Fair value of plan assets	US$	9.2	Rs. 638.1	Rs. 7,797.5

Information for unfunded plans:

	As at March 31,
	Pension benefits				Post retirement medical benefits
	2019		2019	2018	2019		2019	2018
	(In millions)
Defined benefit obligation	US$	17.7	Rs. 1,223.9	Rs. 1,055.3	US$	22.2	Rs. 1,534.0	Rs. 1,540.5

Net pension and post retirement medical cost consist of the following components:

	Year ended March 31,
	Pension benefits								Post retirement medical benefits
	2019		2019		2018		2017		2019		2019		2018		2017
	(In millions)
Service cost	US$	10.8	Rs.	746.3	Rs.	722.5	Rs.	657.1	US$	1.2		80.4	Rs.	102.0	Rs.	81.9
Past Service cost— Plan amendment		0.1		3.9		85.0		—		(0.3)		(19.9)		—		—
Net interest cost / (income)		0.5		41.0		54.3		94.6		1.6		115.1		130.6		123.3

Net periodic cost	US$	11.4	Rs.	791.2	Rs.	861.8	Rs.	751.7	US$	2.5	Rs.	175.6	Rs.	232.6	Rs.	205.2

Other changes in plan assets and benefit obligation recognized in other comprehensive income.

	Year ended March 31,
	Pension benefits								Post retirement medical benefits
	2019		2019		2018		2017		2019		2019		2018		2017
	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	(0.4)	Rs.	(27.0)	Rs.	26.9	Rs.	(264.1)	US$	—	Rs.	—	Rs.	—	Rs.	—
Actuarial (gains) / losses arising from changes in demographic assumptions		(0.2)		(11.9)		(160.3)		(9.6)		—		—		(114.0)		21.7
Actuarial (gains) / losses arising from changes in financial assumptions		2.1		141.9		228.8		160.1		1.2		81.1		(27.0)		218.2
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		8.6		592.7		105.0		(65.0)		(2.2)		(150.3)		(289.6)		(104.6)

Total recognized in other comprehensive income	US$	10.1	Rs.	695.7	Rs.	200.4	Rs.	(178.6)	US$	(1.0)	Rs.	(69.2)	Rs.	(430.6)	Rs.	135.3

Total recognized in income statement and statement of other comprehensive income	US$	21.5	Rs.	1,486.9	Rs.	1,062.2	Rs.	573.1	US$	1.5	Rs.	106.4	Rs.	(198.0)	Rs.	340.5

The assumptions used in accounting for the pension and post retirement medical plans are set out below:

	As at March 31,
	Pension benefits			Post retirement medical benefits
	2019	2018	2017	2019	2018	2017
Discount rate	6.75% - 7.70%	7.50% - 8.00%	6.75% - 7.50%	7.60%	8.00%	7.30%
Rate of increase in compensation level of covered employees	5.75% - 12.0%	5.00% - 12.00%	4.00% - 11.00%	NA	NA	NA
Increase in health care cost	NA	NA	NA	6.00%	6.00%	6.00%

Plan Assets

The fair value of Company’s pension plan asset as of March 31, 2019 and 2018 by category are as follows:

	Pension benefits
	Plan assets as of March 31
	2019	2018
Asset category:
Cash and cash equivalents	6.5%	6.0%
Debt instruments (quoted)	66.9%	68.4%
Debt instruments (unquoted)	0.9%	0.3%
Equity instruments (quoted)	2.6%	1.7%
Deposits with Insurance companies	23.1%	23.6%

	100.0%	100.0%

The Company’s policy is driven by considerations of maximizing returns while ensuring credit quality of the debt instruments. The asset allocation for plan assets is determined based on investment criteria prescribed under the Indian Income Tax Act, 1961, and is also subject to other exposure limitations. The Company evaluates the risks, transaction costs and liquidity for potential investments. To measure plan asset performance, the Company compares actual returns for each asset category with published bench marks.

The weighted average duration of the defined benefit obligation as at March 31, 2019 is 14.41 years (2018 : 14.51 years)

The Company expects to contribute Rs. 966.7 million to the funded pension plans in Fiscal 2020.

The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation and health care cost:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase by 1% Decrease by 1%	Decrease by Rs. 845.5 million Increase by Rs. 951.2 million	Decrease by Rs. 193.4 million Increase by Rs. 206.2 million

Salary escalation rate	Increase by 1% Decrease by 1%	Increase by Rs. 913.1 million Decrease by Rs. 810.2 million	Increase by Rs. 216.6 million Decrease by Rs. 190.3 million

Health care cost	Increase by 1% Decrease by 1%	Increase by Rs. 193.4 million Decrease by Rs.162.6 million	Increase by Rs. 42.7 million Decrease by Rs. 39.7 million

Severance indemnity plan

Severance indemnity is a funded plan of Tata Daewoo Commercial Vehicles Limited (TDCV), a subsidiary of Tata Motors Limited.

The following table sets out, the amounts recognized in the financial statements for the severance indemnity plan.

	As at March 31,
	2019		2019		2018
	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	61.5	Rs.	4,256.3	Rs.	3,482.6
Service cost		7.6		525.2		452.6
Interest cost		1.6		111.3		79.0
Remeasurements (gains) / losses -
Actuarial (gains) / losses arising from changes in financial assumptions		5.3		368.3		(1.4)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(3.1)		(213.4)		147.0
Benefits paid from plan assets		(10.7)		(738.9)		(70.8)
Benefits paid directly by employer		(1.3)		(89.5)		(34.9)
Foreign currency translation		0.1		4.0		202.2

Defined benefit obligation, end of the year	US$	61.0	Rs.	4,223.3	Rs.	4,256.3

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	58.6		4,053.6		3,245.3
Interest income		1.6		109.7		81.5
Remeasurements gain / (loss)
Return on plan assets, (excluding amount included in net Interest expense)		(0.9)		(59.9)		(51.3)
Employer’s contributions		3.2		219.7		656.4
Benefits paid		(10.7)		(738.9)		(70.8)
Foreign currency translation		0.2		16.5		192.5

Fair value of plan assets, end of the year	US$	52.0	Rs.	3,600.7	Rs.	4,053.6

	As at March 31,
	2019		2019		2018
	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	61.0	Rs.	4,223.3	Rs.	4,256.3
Fair value of plan assets		52.0		3,600.7		4,053.6

Net liability	US$	(9.0)	Rs.	(622.6)	Rs.	(202.7)

Amounts in the balance sheet:
Non- current liabilities	US$	(9.0)	Rs.	(622.6)	Rs.	(202.7)

Total amount recognized in other comprehensive income for severance indemnity consists of:

	As at March 31,
	2019		2019	2018	2017
			(In millions)
Remeasurements (gains) / losses	US$	(5.7)	Rs. (396.3)	Rs. (611.1)	Rs. (808.0)

	US$	(5.7)	Rs. (396.3)	Rs. (611.1)	Rs. (808.0)

Net severance indemnity cost consist of the following components:

	Year ended March 31,
	2019		2019		2018		2017
	(In millions)
Service cost	US$	7.6	Rs.	525.2	Rs.	452.6	Rs.	486.2
Net interest cost		—		1.6		(2.5)		7.6

Net periodic pension cost	US$	7.6	Rs.	526.8	Rs.	450.1	Rs.	493.8

Other changes in plan assets and benefit obligation recognized in other comprehensive income for severance indemnity plan:

	As at March 31,
	2019		2019		2018		2017
	(In millions)
Remeasurements (gains) / losses
Return on plan assets, (excluding amount included in net Interest expense)	US$	0.9	Rs.	59.9	Rs.	51.3	Rs.	25.4
Actuarial (gains) / losses arising from changes in financial assumptions		5.3		368.3		(1.4)		(156.5)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		(3.1)		(213.4)		147.0		(195.3)

Total recognized in other comprehensive income	US$	3.1	Rs.	214.8	Rs.	196.9	Rs.	(326.4)

Total recognized in income statement and other comprehensive income	US$	10.7	Rs.	741.6	Rs.	647.0	Rs.	167.4

The assumptions used in accounting for the Severance indemnity plan is set out below:

	As at March 31,
	2019	2018	2017
Discount rate	2.0%	2.8%	2.3%
Rate of increase in compensation level of covered employees	3.5%	3.5%	3.0%

The table below outlines the effect on the service cost, the interest cost and the defined benefit obligation in the event of a decrease/increase of 1% in the assumed rate of discount rate, salary escalation rate:

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost
and interest cost
Discount rate	Increase by 1% Decrease by 1%	Decrease by Rs. 440.1 millions Increase by Rs. 516.2 millions	Decrease by Rs. 123.2 millions Increase by Rs. 135.6 millions
Salary escalation rate	Increase by 1% Decrease by 1%	Increase by Rs. 503.0 millions Decrease by Rs. 438.2 millions	Increase by Rs. 148.6 millions Decrease by Rs. 128.4 millions

Severance indemnity plans asset allocation by category is as follows:

	As at March 31,
	2019	2018
Deposit with banks	100%	100%

The weighted average duration of the defined benefit obligation as at March 31, 2019 is 11.0 years (2018 : 10.7 years)

The Company expects to contribute Rs. 179.1 million to the funded severance indemnity plans in Fiscal 2020.

Jaguar Land Rover Pension plan

Jaguar Land Rover Ltd UK, have pension arrangements providing for qualifying employees with defined benefits related to pay and service as set out in the rules of each fund.

The UK defined benefit schemes are administered by a separate fund that is legally separated from the Company. The trustees of the pension scheme, are required by law to act in the interest of the fund, and of all relevant stakeholders in the scheme, and are responsible for the investment policy with regard to the assets of the schemes and all other governance matters. The board of trustees must be composed of representatives of the Company and plan participants in accordance with the plan’s regulations.

Through its defined benefit pension plans, the Company is exposed to a number of risks, the most significant of which are detailed below :

Asset volatility

The plan liabilities are calculated using a discount rate set with references to corporate bond yields; if plan assets under perform compared to the corporate bonds discount rate, this will create or increase a deficit. The defined benefit plans hold a significant proportion of equity type assets, which are expected to outperform corporate bonds in the long-term while providing volatility and risk in the short-term.

As the plans mature, the Company intends to reduce the level of investment risk by investing more in assets that better match the liabilities.

However, the Company believes that due to the long-term nature of the plan liabilities and the strength of the supporting group, a level of continuing equity type investments is an appropriate element of the Company’s long term strategy to manage the plans efficiently.

Changes in bond yields

A decrease in corporate bond yields will increase plan liabilities, although this is expected to be partially offset by an increase in the value of the plans’ bond holdings and interest rate hedging instruments.

Inflation risk

Some of the Company’s pension obligations are linked to inflation, and higher inflation will lead to higher liabilities (although, in most cases, caps on the level of inflationary increases are in place to protect the plan against high inflation). The plans hold a significant proportion of assets in index linked gilts, together with other inflation hedging instruments and also assets which are more closely correlated with inflation. However an increase in inflation will also increase the deficit to some degree.

Life expectancy

The majority of the plan’s obligations are to provide benefits for the life of the member, so increases in life expectancy will result in an increase in the plan’s liabilities. This is particularly significant in the UK defined benefit plans, where inflationary increases result in higher sensitivity to changes in life expectancy.

The following table sets out the disclosure pertaining to employee benefits of Jaguar Land Rover Limited

	As at March 31,
	Pension benefits
	2019		2019		2018
	(In millions)
Change in defined benefit obligation:
Defined benefit obligation, beginning of the year	US$	11,102.6	Rs.	767,800.4	Rs.	806,676.9
Service cost		209.5		14,490.5		18,561.3
Interest cost		286.5		19,814.7		20,584.3
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions		(65.5)		(4,533.1)		(17,990.4)
Actuarial (gains) / losses arising from changes in financial assumptions		718.0		49,653.7		(30,177.8)
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		47.4		3,276.9		(8,487.5)
Past service cost/(credit)		54.9		3,799.0		(36,090.1)
Plan settlement		—		—		(1,807.6)
Benefits paid		(818.1)		(56,573.7)		(84,441.3)
Member contributions		2.0		135.8		324.8
Foreign currency translation		(219.8)		(15,199.3)		100,647.8

Defined benefit obligation, end of the year	US$	11,317.5	Rs.	782,664.9	Rs.	767,800.4

Change in plan assets:
Fair value of plan assets, beginning of the year	US$	10,518.1	Rs.	727,378.9	Rs.	688,454.9
Interest Income		275.3		19,040.2		18,661.3
Remeasurements gains / (losses)
Return on plan assets, (excluding amount included in net Interest expense)		341.6		23,626.2		(9,974.6)
Employer’s contributions		348.2		24,078.1		24,554.2
Members contributions		2.0		135.8		324.8
Plan settlement		—		—		(1,749.5)
Benefits paid		(818.1)		(56,573.7)		(84,441.3)
Expenses paid		(17.2)		(1,186.5)		(777.7)
Foreign currency translation		(203.9)		(14,098.0)		92,326.9

Fair value of plan assets, end of the year	US$	10,446.0	Rs.	722,401.0	Rs.	727,378.9

	As at March 31,
	Pension benefits
	2019		2019		2018
	(In millions)
Amount recognized in the balance sheet consist of:
Present value of defined benefit obligation	US$	11,317.5	Rs.	782,664.9	Rs.	767,800.4
Fair value of plan Assets		10,446.0		722,401.0		727,378.9

Net liability	US$	(871.5)	Rs.	(60,263.9)	Rs.	(40,421.5)

Amount recognized in the balance sheet consist of:
Non- current assets	US$	—	Rs.	—	Rs.	—
Non -current liabilities		(871.5)		(60,263.9)		(40,421.5)

Net liability	US$	(871.5)	Rs.	(60,263.9)	Rs.	(40,421.5)

Total amount recognized in other comprehensive income consists of:

	As at March 31,
	Pension benefits
	2019		2019		2018		2017
	(In millions)
Remeasurements (gains) / losses	US$	2,212.2	Rs.	152,983.4	Rs.	128,212.1	Rs.	174,893.2
Restriction of Pension asset (as per IFRIC 14)		(201.4)		(13,928.1)		(13,928.1)		(13,928.1)
Onerous obligation, excluding amounts included in interest expenses		(125.1)		(8,650.4)		(8,650.4)		(8,650.4)

	US$	1,885.7	Rs.	130,404.9	Rs.	105,633.6	Rs.	152,314.7

Net pension and post retirement cost consist of the following components:

	Year ended March 31,
	Pension benefits
	2019		2019		2018		2017
	(In millions)
Current service cost	US$	209.5	Rs.	14,490.5	Rs.	18,561.3	Rs.	17,357.3
Past service cost/(credit)		54.9		3,799.0		(36,090.1)		—
Administrative expenses		17.2		1,186.5		777.7		789.0
Plan settlement		—		—		(58.1)		—
Net interest cost / (income) (including onerous obligations)		11.2		774.5		1,923.0		1,490.3

Net periodic pension cost	US$	292.8	Rs.	20,250.5	Rs.	(14,886.2)	Rs.	19,636.6

Amount recognized in other comprehensive income

	Year ended March 31,
	Pension benefits
	2019		2019		2018		2017
	(In millions)
Remeasurements (gains) / losses
Actuarial (gains) / losses arising from changes in demographic assumptions	US$	(65.5)	Rs.	(4,533.1)	Rs.	(17,990.4)	Rs.	(6,662.4)
Actuarial (gains) / losses arising from changes in financial assumptions		718.0		49,653.7		(30,177.8)		204,693.3
Actuarial (gains) / losses arising from changes in experience adjustments on plan liabilities		47.4		3,276.9		(8,487.5)		(18,672.2)
Return on plan assets, (excluding amount included in net Interest expense)		(341.6)		(23,626.2)		9,974.6		(100,724.9)
Change in onerous obligation, excluding amounts included in interest expenses		—		—		—		(175.3)

Total recognized in other comprehensive income	US$	358.3	Rs.	24,771.3	Rs.	(46,681.1)	Rs.	78,458.5

Total recognized in income statement and other comprehensive income	US$	651.1	Rs.	45,021.8	Rs.	(61,567.3)	Rs.	98,095.1

The assumptions used in accounting for the pension plans are set out below:

	As at March 31,
	Pension benefits
	2019	2018	2017
Discount rate	2.4%	2.70%	2.60%
Expected rate of increase in compensation level of covered employees	2.4%	2.30%	3.70%
Inflation increase	3.2%	3.10%	3.20%
The assumed life expectations on retirement at age 65 are (years)
Retiring today :
Males	21.0	21.3	21.5
Females	23.2	23.4	24.5
Retiring in 20 years :
Males	22.4	22.5	23.3
Females	25.1	25.1	26.3

For the valuation as at March 31, 2019, the mortality assumptions used are the SAPS table, in particular S2PxA tables and the Light Table for members of the Jaguar Executive Pension Plan. For the Jaguar Pension Plan, scaling factor of 112% to 118% have been used for male members and scaling factor of 101% to 112% have been used for female members. For the Land Rover Pension Scheme, scaling factor of 107% to 112% have been used for male members and scaling factor of 101% to 109% have been used for female members. For the Jaguar Executive Pension Plan, an average scaling factor of 94% has been used for male members and an average scaling factor of 84% has been used for female members.

For the valuation at March 31, 2018, the mortality assumptions used are the SAPS based table, in particular S2PxA tables and the Light table for members of the Jaguar Executive Pension Plan. For the Jaguar Pension Plan, scaling factors of 113 % to 119 % have been used for male members and scaling factors of 102 % to 114 % have been used for female members. For the Land Rover Pension Scheme, scaling factors of 108 % to 113 % have been used for male members and scaling factors of 102 % to 111 % have been used for female members. For the Jaguar Executive Pension Plan, an average scaling factor of 95 % has been used for male members and an average scaling factor of 85 % has been used for female members.

For the valuation at March 31, 2017 the mortality assumptions used are the SAPS base table, in particular S2NxA tables and the Light table for members of the Jaguar Executive Pension Plan. A scaling factor of 120% for males and 110% for females has been used for the Jaguar Pension Plan, 115% for males and 105% for females for the Land Rover Pension Scheme and 95% for males and 85% for females for Jaguar Executive Pension Plan.

There is an allowance for future improvements in line with the CMI (2018) projections and an allowance for long-term improvements of 1.25% per annum (2018, CMI (2017) projections with 1.25% per annum improvements).

Pension plans asset allocation by category is as follows:

	As at March 31,
	2019			2018
	Quoted *	Unquoted	Total	Quoted *	Unquoted	Total
	(In millions)
Equity Instruments
Information Technology	7,166.5	—	7,166.5	12,181.6	—	12,181.6
Energy	3,047.5	—	3,047.5	5,167.9	—	5,167.9
Manufacturing	5,223.0	—	5,223.0	8,859.3	—	8,859.3
Financials	8,224.1	—	8,224.1	13,935.0	—	13,935.0
Others	22,724.1	—	22,724.1	38,482.7	—	38,482.7

	46,385.2	—	46,385.2	78,626.5	—	78,626.5

Debt Instruments
Government	227,093.5	—	227,093.5	351,696.7	—	351,696.7
Corporate Bonds (Investment Grade)	13,519.8	153,280.4	166,800.2	1,845.7	169,434.6	171,280.3
Corporate Bonds (Non Investment Grade)	—	55,472.6	55,472.6	—	53,894.2	53,894.2

	240,613.3	208,753.0	449,366.3	353,542.4	223,328.8	576,871.2

Property Funds
UK	—	22,112.6	22,112.6	—	15,227.0	15,227.0
Other	—	20,763.6	20,763.6	—	14,765.5	14,765.5

	—	42,876.2	42,876.2	—	29,992.5	29,992.5

Cash and Cash equivalents	19,047.9	—	19,047.9	20,109.4	—	20,109.4

Other
Hedge Funds	—	28,032.9	28,032.9	—	32,853.3	32,853.3
Private Markets	381.7	30,392.9	30,774.6	184.6	23,255.7	23,440.3
Alternatives	1,394.7	73,373.0	74,767.7	43,373.8	19,748.9	63,122.7

	1,776.4	131,798.8	133,575.2	43,558.4	75,857.9	119,416.3

Derivatives
Foreign exchange contracts	—	1,478.2	1,478.2	—	92.3	92.3
Interest Rate and inflation	—	29,672.0	29,672.0	—	21,041.0	21,041.0

	—	31,150.2	31,150.2	—	21,133.3	21,133.3

Collateralized debt obligations	—		—	—	(118,770.3)	(118,770.3)

	—	—	—	—	(118,770.3)	(118,770.3)

Total	307,822.8	414,578.2	722,401.0	495,836.7	231,542.2	727,378.9

*	determined on the basis of quoted prices for identical assets or liabilities in active markets.

The split of Level 1 assets is 62% (2018: 71%), Level 2 assets 24% (2018: 20%) and Level 3 assets 14% (2018: 9%). Private market holdings are classified as Level 3 instruments. Included in the value for Government securities, Interest Rate and Inflation derivatives are Repo transactions, as noted above.

The sensitivity analysis below is based on a change in an assumption while holding all other assumptions constant. In practice, this is unlikely to occur, and changes in some of the assumptions may be correlated. When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions the same method (present value of the defined benefit obligation calculated with the projected unit credit method at the end of the reporting period) has been applied as when calculating the pension liability recognized within the consolidated balance sheet.

Assumption	Change in assumption	Impact on defined benefit obligation	Impact on service cost and interest cost
Discount rate	Increase / decrease by 0.25%	Decrease/increase by Rs. 38,521.3 million	Decrease/increase by Rs 761.6 million
Inflation rate	Increase / decrease by 0.25%	Increase/decrease by Rs. 33,398.4 million	Increase/decrease by Rs. 724.9 million
Mortality rate	Increase / decrease by 1 year	Increase/decrease by Rs. 27,732.4 million	Increase/decrease by Rs. 468.0 million

Jaguar Land Rover contributes towards the UK defined benefit schemes. Following the April 5, 2015 valuations, it is intended to eliminate the pension scheme funding deficits over the 10 years following the valuation date. As at March 31, 2019, there is no additional liability; however, following the changes to the defined befenfit schemes’ rules in April 2017, an additional obligation may arise in the future. The current agreed contribution rate for defined benefit accrual is 31% of pensionable salaries in the UK. Deficit contribution levels remain in line with the schedule of contributions agreed follwoing the 2015 statutory valuation. Both the ongoing and deficit contribution rates these are expected to reduce following the completion of the 2019 statutory valuation during 2020.

The average duration of the benefit obligation at March 31, 2019 is 19.00 years (2018: 20.04 years).

With the new benefit structure effective April 6, 2017, the expected net periodic pension cost for the year ended March 31, 2020 is Rs.15,042.8 million. The Company expects to pay Rs. 20,187.3 million to its defined benefit schemes in the year ended March 31, 2020.

During the year ended March 31, 2019, the High Court in United Kingdom ruled that pension schemes are required to equalize male and female members benefit for the inequalities within guaranteed minimum pension (GMP) earned between May 17, 1990 and April 5, 1997. Based on this, the Company reassessed its obligations under its existing Jaguar Land Rover pension plans and recorded an additional liability of an amount of GBP 16.5 million (Rs. 1,479.3 million) as past service costs during the year ended March 31, 2019.

On April 3, 2017, Jaguar Land Rover Automotive Plc approved and communicated to its Defined Benefit schemes’ members that the defined benefit schemes’ rules were to be amended with effect from April 6, 2017 so that, amongst other changes, retirement benefits will be calculated on a career average basis rather than based upon a member’s final salary at retirement. These changes were effective from April 6, 2017 and as a result of the re-measurement of the scheme’s liabilities, a past service credit of Rs. 36,090.1 million was recognized in year ended March 31, 2018.

Defined contribution plan

The Company’s contribution to defined contribution plans aggregated Rs. 11,862.1 million, Rs.8,995.9 million and Rs.7,549.5 million for years ended March 31, 2019, 2018 and 2017, respectively.